Vanguard Equity Income Fund N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VANGUARD FENWAY FUNDS
Entity Central Index Key	0000826473
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Jan. 28, 2026